Loans and Allowance for Loan Losses (Details 8) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 1,068,432	$ 974,029
Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	71,786	73,261
Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	4,121	4,047
Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	4,684	5,715
Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	5,672	3,429
Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	86,263	86,452
Commercial, financial, and agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	192,238	182,881
Commercial, financial, and agricultural | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	9,868	10,295
Commercial, financial, and agricultural | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	658	798
Commercial, financial, and agricultural | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	500	635
Commercial, financial, and agricultural | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,507	982
Commercial, financial, and agricultural | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	13,533	12,710
Residential real estate | Construction
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	26,492	18,907
Residential real estate | Construction | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,459	665
Residential real estate | Construction | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	462	640
Residential real estate | Construction | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Residential real estate | Construction | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Residential real estate | Construction | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,921	1,305
Residential real estate | Mortgages
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	246,754	259,900
Residential real estate | Mortgages | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	9,978	16,577
Residential real estate | Mortgages | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,262	2,159
Residential real estate | Mortgages | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	3,116	3,582
Residential real estate | Mortgages | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,956	1,888
Residential real estate | Mortgages | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	17,312	24,206
Commercial real estate | Construction
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	98,340	55,653
Commercial real estate | Construction | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,284	1,113
Commercial real estate | Construction | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Commercial real estate | Construction | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Commercial real estate | Construction | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	97	50
Commercial real estate | Construction | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,381	1,163
Commercial real estate | Mortgages
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	472,455	426,470
Commercial real estate | Mortgages | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	49,197	44,611
Commercial real estate | Mortgages | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	723	426
Commercial real estate | Mortgages | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,068	1,498
Commercial real estate | Mortgages | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	936	420
Commercial real estate | Mortgages | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	51,924	46,955
Installment and other consumer
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	32,153	30,218
Installment and other consumer | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Installment and other consumer | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	16	24
Installment and other consumer | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Installment and other consumer | Non-accrual
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	176	89
Installment and other consumer | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 192	$ 113